AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 40,757	$ 14,780
Gross unrealized gain	88	65
Gross unrealized loss	(47)	(4)
Fair value	40,798	14,841
Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,921	3,901
Gross unrealized gain	7	13
Gross unrealized loss
Fair value	3,928	3,914
Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	36,836	10,879
Gross unrealized gain	81	52
Gross unrealized loss	(47)	(4)
Fair value	36,870	10,927
Governmental debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		200
Gross unrealized gain		1
Gross unrealized loss
Fair value		201
Governmental debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,673	933
Gross unrealized gain	4	4
Gross unrealized loss	(1)	(4)
Fair value	1,676	933
Corporate debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,921	3,701
Gross unrealized gain	7	12
Gross unrealized loss
Fair value	3,928	3,713
Corporate debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	35,163	9,946
Gross unrealized gain	77	48
Gross unrealized loss	(46)
Fair value	$ 35,194	$ 9,994